OPERATING SEGMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 USD ($) $ / ounce
Disclosure of operating segments [line items]
Revenue (as a percent)	100.00%	100.00%
Puna
Disclosure of operating segments [line items]
Carrying value | $		$ 141.9
Silver
Disclosure of operating segments [line items]
Revenue (as a percent)	10.00%	19.00%
Silver | Puna
Disclosure of operating segments [line items]
Discounted cash flow, price per ounce (usd per oz) | $ / ounce		17.81
Discount rate applied to cash flow projections		9.30%
Sensitivity of changing the silver price		15.00%
Customer One | Marigold and Seabee
Disclosure of operating segments [line items]
Revenue (as a percent)	45.00%	37.00%
Customer One | Copler
Disclosure of operating segments [line items]
Revenue (as a percent)	24.00%	0.00%
Customer Two | Marigold and Seabee
Disclosure of operating segments [line items]
Revenue (as a percent)	14.00%	17.00%